Property and Equipment, Net - Leased equipment (Details) - Evolv Technologies Holdings Inc [Member] - Leased equipment - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Leased equipment	$ 13,463		$ 10,948	$ 4,252
Accumulated depreciation	(2,095)		(1,649)
Leased equipment, net	11,368		9,299	3,636
Depreciation	$ 400	$ 100	$ 900	$ 300
Depreciable lives	7 years		7 years